Elfun Income Fund
Schedule of Investments	March 31, 2019 (Unaudited)

		Principal Amount	Fair Value
Bonds and Notes – 99.2% †
U.S. Treasuries – 28.3%
U.S. Treasury Bonds
2.25%	08/15/46	$1,602,000	$1,428,902	(a	)
2.75%	11/15/42	81,000	80,569
3.00%	08/15/48	8,545,400	8,849,269	(a	)
3.75%	11/15/43	148,300	173,829
4.50%	02/15/36	93,300	118,142
5.00%	05/15/37	766,000	1,035,393
U.S. Treasury Notes
1.38%	12/15/19	8,355,800	8,295,147	(a	)
1.50%	11/30/19	7,563,800	7,517,432	(a	)
2.25%	03/31/20	4,600,000	4,593,156	(a	)
2.50%	12/31/20	1,527,000	1,531,627
2.63%	12/15/21	1,763,400	1,781,016
2.75%	11/15/23	12,586,700	12,861,300
2.88%	11/30/25 – 08/15/28	16,544,500	17,125,888	(a	)
			65,391,670
Agency Mortgage Backed – 29.6%
Federal Home Loan Mortgage Corp.
4.05%	09/25/28	1,045,000	1,135,559	(a,b	)
4.50%	06/01/33 – 02/01/35	13,330	14,082	(a	)
5.00%	07/01/35	108,713	116,951	(a	)
5.50%	05/01/20 – 04/01/39	186,783	203,561	(a	)
6.00%	07/01/19 – 11/01/37	390,935	433,760	(a	)
6.50%	07/01/29	1,767	1,799	(a	)
7.00%	01/01/27 – 08/01/36	84,915	94,955	(a	)
7.50%	11/01/29 – 09/01/33	7,304	7,878	(a	)
8.00%	11/01/30	3,544	3,995	(a	)
Federal National Mortgage Assoc.
3.50%	08/01/45 – 07/01/47	3,439,833	3,511,641	(a	)
4.00%	05/01/19 – 10/01/47	6,104,409	6,314,985	(a	)
4.50%	05/01/19	240	240	(a,c	)
4.50%	02/01/20 – 02/01/40	893,582	945,047	(a	)
5.00%	07/01/20 – 05/01/39	285,743	307,264	(a	)
5.50%	06/01/20 – 01/01/39	712,329	770,871	(a	)
6.00%	09/01/19 – 05/01/41	1,496,455	1,660,689	(a	)
6.50%	05/01/21 – 08/01/36	80,736	87,280	(a	)
7.00%	10/01/32 – 02/01/34	9,185	9,787	(a	)
7.50%	12/01/26 – 12/01/33	44,349	48,953	(a	)
8.00%	06/01/24 – 10/01/31	12,730	13,948	(a	)
8.50%	04/01/30	2,535	2,999	(a	)
9.00%	12/01/22	1,052	1,110	(a	)
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
3.97%	04/01/37	2,488	2,569	(a,b	)
Federal National Mortgage Assoc. TBA
3.00%	TBA	19,894,840	19,889,174	(d	)
3.50%	TBA	4,689,000	4,748,550	(d	)
4.00%	TBA	5,474,000	5,636,293	(d	)
4.50%	TBA	1,518,000	1,581,498	(d	)
Government National Mortgage Assoc.
4.00%	01/20/41 – 04/20/43	1,700,891	1,772,920	(a	)
4.50%	08/15/33 – 03/20/41	800,480	844,478	(a	)
5.00%	08/15/33	43,243	45,936	(a	)
6.00%	04/15/27 – 09/15/36	207,401	231,910	(a	)
6.50%	01/15/24 – 09/15/36	73,825	80,201	(a	)
6.50%	04/15/28	244	244
7.00%	11/15/27 – 10/15/36	44,435	49,600	(a	)
7.50%	03/15/23 – 11/15/31	19,989	20,754	(a	)
8.00%	09/15/27 – 06/15/30	25,911	27,391	(a	)
9.00%	12/15/21	530	553	(a	)
3.00%	TBA	2,272,000	2,279,566	(d	)
4.00%	TBA	10,758,000	11,097,415	(a,d	)
4.50%	TBA	4,391,000	4,559,307	(d	)
			68,555,713
Agency Collateralized Mortgage Obligations – 1.0%
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	907,711	2,423	(a,b,e	)
3.77%	12/25/28	491,000	522,597	(a	)

		Principal Amount	Fair Value
3.86%	11/25/28	$448,000	$480,036	(a,b	)
4.06%	10/25/28	763,000	829,987	(a,b	)
Federal Home Loan Mortgage Corp. REMIC
3.50%	09/15/29 – 11/15/30	300,460	18,900	(a,e	)
5.50%	06/15/33	38,974	7,383	(a,e	)
Federal Home Loan Mortgage Corp. REMIC 6.60% – 1 month USD LIBOR
4.12%	08/15/25	117,281	6,113	(a,b,e	)
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	755	685	(a,f,g	)
8.00%	02/01/23 – 07/01/24	2,348	311	(a,e	)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	275	272	(a,f,g	)
1.09%	12/25/42	199,613	7,842	(a,b,e	)
5.00%	02/25/40 – 09/25/40	141,106	15,996	(a,e	)
8.00%	05/25/22	2	18	(a,e	)
Federal National Mortgage Assoc. REMIC 6.00% – 1 month USD LIBOR
3.51%	07/25/38	43,374	5,988	(a,b,e	)
Federal National Mortgage Assoc. REMIC 6.20% – 1 month USD LIBOR
3.71%	06/25/48	1,904,020	286,890	(a,b,e	)
Federal National Mortgage Assoc. STRIPS
1.87%	12/25/34	40,191	33,874	(a,f,g	)
4.50%	08/25/35 – 01/25/36	81,925	14,175	(a,e	)
5.00%	03/25/38 – 05/25/38	45,099	8,628	(a,e	)
5.50%	12/25/33	12,564	2,624	(a,e	)
6.00%	01/25/35	46,182	10,295	(a,e	)
7.50%	11/25/23	5,502	635	(a,e	)
8.00%	08/25/23 – 07/25/24	4,539	613	(a,e	)
8.50%	07/25/22	702	56	(a,e	)
9.00%	05/25/22	604	43	(a,e	)
Government National Mortgage Assoc. REMIC
4.50%	05/20/38 – 08/16/39	86,400	5,151	(a,e	)
5.00%	09/20/38	21,184	481	(a,e	)
Government National Mortgage Assoc. REMIC 6.80% – 1 month USD LIBOR
4.32%	01/16/40	219,687	43,155	(a,b,e	)
			2,305,171
Asset Backed – 2.8%
American Express Credit Account Master Trust 2017-6
2.04%	05/15/23	1,488,065	1,477,518
American Express Credit Account Master Trust 2018-1
2.67%	10/17/22	603,000	603,386
American Express Credit Account Master Trust 2018-8
3.18%	04/15/24	1,264,000	1,283,282
BA Credit Card Trust 2018-A1
2.70%	07/17/23	528,000	529,285
BMW Floorplan Master Owner Trust 2018-1
3.15%	05/15/23	333,000	336,064	(h	)
Chase Funding Trust 2004-1
4.99%	11/25/33	164,151	164,151	(i	)
Citibank Credit Card Issuance Trust 2016-A1
1.75%	11/19/21	1,382,000	1,374,216
Enterprise Fleet Financing 2019-1 LLC
3.07%	10/22/24	487,000	490,950	(h	)
Securitized Term Auto Receivables Trust 2018-1A
3.30%	11/25/22	135,000	135,738	(h	)
			6,394,590
Corporate Notes – 32.7%
3M Co.
4.00%	09/14/48	85,000	88,879	(a	)
Abbott Laboratories
2.90%	11/30/21	298,000	299,240	(a	)
3.75%	11/30/26	32,000	33,274	(a	)
4.90%	11/30/46	108,000	124,916	(a	)
AbbVie Inc.
3.20%	05/14/26	82,000	79,605	(a	)
4.45%	05/14/46	92,000	85,319	(a	)
4.70%	05/14/45	39,000	37,433	(a	)
4.88%	11/14/48	31,000	30,451	(a	)
Activision Blizzard Inc.
2.30%	09/15/21	246,000	242,622	(a	)
Aetna Inc.
3.50%	11/15/24	80,000	80,015	(a	)

Elfun Income Fund
Schedule of Investments	March 31, 2019 (Unaudited)

		Principal Amount	Fair Value
Aflac Inc.
4.00%	10/15/46	$36,000	$35,503	(a	)
Alexandria Real Estate Equities Inc.
4.70%	07/01/30	49,000	52,406	(a	)
Alibaba Group Holding Ltd.
4.00%	12/06/37	200,000	194,954	(a	)
Alimentation Couche-Tard Inc.
2.70%	07/26/22	133,000	131,260	(a,h	)
4.50%	07/26/47	43,000	40,710	(a,h	)
Allergan Finance LLC
3.25%	10/01/22	96,000	95,974	(a	)
4.63%	10/01/42	15,000	14,223	(a	)
Allergan Funding SCS
3.00%	03/12/20	200,000	199,862	(a	)
3.45%	03/15/22	80,000	80,722	(a	)
Allergan Sales LLC
5.00%	12/15/21	223,000	232,045	(a,h	)
Altria Group Inc.
2.95%	05/02/23	63,000	62,604	(a	)
3.80%	02/14/24	53,000	53,938	(a	)
4.25%	08/09/42	10,000	8,702	(a	)
4.40%	02/14/26	123,000	126,641	(a	)
4.50%	05/02/43	52,000	46,663	(a	)
4.80%	02/14/29	123,000	126,740	(a	)
5.95%	02/14/49	76,000	81,551	(a	)
Amazon.com Inc.
2.80%	08/22/24	47,000	47,091	(a	)
3.15%	08/22/27	42,000	42,261	(a	)
3.88%	08/22/37	40,000	41,621	(a	)
4.05%	08/22/47	43,000	45,465	(a	)
4.25%	08/22/57	54,000	57,953	(a	)
Ameren Corp.
3.65%	02/15/26	55,000	55,589	(a	)
America Movil SAB de C.V.
3.13%	07/16/22	205,000	206,296	(a	)
5.00%	03/30/20	317,000	323,600	(a	)
American Campus Communities Operating Partnership LP
3.35%	10/01/20	123,000	123,428	(a	)
4.13%	07/01/24	42,000	42,945	(a	)
American Express Co.
3.00%	10/30/24	117,000	116,422	(a	)
American International Group Inc.
4.25%	03/15/29	194,000	196,908	(a	)
4.50%	07/16/44	98,000	93,816	(a	)
6.40%	12/15/20	62,000	65,556	(a	)
American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter)
5.75%	04/01/48	33,000	32,077	(a,b	)
American Tower Corp.
3.38%	10/15/26	33,000	32,295	(a	)
4.40%	02/15/26	105,000	109,776	(a	)
American Water Capital Corp.
2.95%	09/01/27	76,000	74,345	(a	)
Amgen Inc.
2.20%	05/22/19	334,000	333,726	(a	)
2.65%	05/11/22	145,000	144,195	(a	)
3.20%	11/02/27	55,000	53,910	(a	)
4.56%	06/15/48	86,000	85,848	(a	)
4.66%	06/15/51	31,000	31,179	(a	)
Anadarko Petroleum Corp.
4.85%	03/15/21	10,000	10,361	(a	)
6.20%	03/15/40	42,000	47,317	(a	)
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
5.20%	12/01/47	41,000	40,970	(a	)
5.25%	01/15/25	648,000	671,911	(a	)
5.50%	10/15/19	278,000	280,683	(a	)
6.25%	10/15/22	189,000	194,524	(a	)
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%	02/01/36	43,000	42,924	(a,h	)
4.90%	02/01/46	98,000	98,534	(a,h	)

		Principal Amount	Fair Value
Anheuser-Busch InBev Worldwide Inc.
4.00%	04/13/28	$27,000	$27,390	(a	)
4.38%	04/15/38	154,000	147,829	(a	)
4.60%	04/15/48	67,000	64,346	(a	)
4.75%	04/15/58	50,000	47,532	(a	)
5.55%	01/23/49	213,000	233,763	(a	)
Anthem Inc.
3.30%	01/15/23	76,000	76,811	(a	)
ANZ New Zealand International Ltd.
3.45%	01/21/28	200,000	198,464	(a,h	)
Apache Corp.
4.38%	10/15/28	32,000	32,259	(a	)
5.10%	09/01/40	59,000	58,257	(a	)
Apple Inc.
2.50%	02/09/22	69,000	69,008	(a	)
2.85%	05/11/24	79,000	79,389	(a	)
3.35%	02/09/27	43,000	43,869	(a	)
3.45%	02/09/45	150,000	142,797	(a	)
3.85%	08/04/46	158,000	159,945	(a	)
4.25%	02/09/47	20,000	21,431	(a	)
Applied Materials Inc.
4.35%	04/01/47	62,000	65,107	(a	)
Aptiv PLC
4.40%	10/01/46	81,000	72,590	(a	)
ArcelorMittal
4.55%	03/11/26	113,000	115,866
Archer-Daniels-Midland Co.
2.50%	08/11/26	56,000	53,741	(a	)
Ascension Health
4.85%	11/15/53	84,000	97,826	(a	)
AstraZeneca PLC
2.38%	11/16/20	52,000	51,685	(a	)
3.50%	08/17/23	62,000	63,267	(a	)
4.00%	01/17/29	42,000	43,777	(a	)
4.38%	08/17/48	27,000	27,932	(a	)
AT&T Inc.
3.00%	06/30/22	85,000	85,158	(a	)
3.80%	03/15/22	173,000	177,422	(a	)
4.35%	03/01/29	201,000	205,297	(a	)
4.45%	04/01/24	61,000	63,996	(a	)
4.50%	05/15/35	112,000	110,128	(a	)
4.55%	03/09/49	58,000	54,760	(a	)
4.75%	05/15/46	41,000	40,057	(a	)
4.80%	06/15/44	88,000	85,948	(a	)
4.85%	03/01/39	247,000	248,455	(a	)
5.15%	11/15/46	19,000	19,430	(a	)
5.25%	03/01/37	76,000	79,955	(a	)
5.45%	03/01/47	149,000	159,095	(a	)
Athene Holding Ltd.
4.13%	01/12/28	69,000	66,233	(a	)
Avangrid Inc.
3.15%	12/01/24	118,000	116,552	(a	)
Baidu Inc.
2.88%	07/06/22	255,000	251,606	(a	)
Bank of America Corp.
2.65%	04/01/19	209,000	209,000
3.25%	10/21/27	3,000	2,937	(a	)
3.95%	04/21/25	79,000	80,492	(a	)
4.18%	11/25/27	147,000	149,226	(a	)
4.25%	10/22/26	143,000	146,502	(a	)
Bank of America Corp. (2.37% fixed rate until 07/21/20; 0.66% + 3 month USD LIBOR thereafter)
2.37%	07/21/21	145,000	144,065	(a,b	)
Bank of America Corp. (3.12% fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter)
3.12%	01/20/23	90,000	90,230	(a,b	)
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37%	01/23/26	145,000	144,952	(a,b	)
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42%	12/20/28	103,000	100,810	(a,b	)

Elfun Income Fund
Schedule of Investments	March 31, 2019 (Unaudited)

		Principal Amount	Fair Value
Bank of America Corp. (3.46% fixed rate until 03/15/24; 0.97% + 3 month USD LIBOR thereafter)
3.46%	03/15/25	$239,000	$241,792	(a,b	)
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95%	01/23/49	48,000	46,799	(a,b	)
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24%	04/24/38	100,000	102,422	(a,b	)
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter)
4.27%	07/23/29	35,000	36,420	(a,b	)
Bank of America Corp. (4.33% fixed rate until 03/15/49; 1.52% + 3 month USD LIBOR thereafter)
4.33%	03/15/50	63,000	65,359	(a,b	)
Bank of America Corp. (4.44% fixed rate until 01/20/47; 1.99% + 3 month USD LIBOR thereafter)
4.44%	01/20/48	91,000	94,627	(a,b	)
Bank of Montreal (4.34% fixed rate until 10/05/23; 1.28% + USD 5 year Swap Rate thereafter)
4.34%	10/05/28	165,000	168,292	(a,b	)
Barclays PLC
4.84%	05/09/28	200,000	198,072	(a	)
Barclays PLC (4.97% fixed rate until 05/16/28; 1.90% + 3 month USD LIBOR thereafter)
4.97%	05/16/29	200,000	206,482	(a,b	)
Barrick North America Finance LLC
5.70%	05/30/41	20,000	22,818	(a	)
BAT Capital Corp.
2.30%	08/14/20	343,000	339,519	(a	)
2.76%	08/15/22	107,000	105,194	(a	)
3.56%	08/15/27	55,000	52,075	(a	)
4.39%	08/15/37	34,000	30,462	(a	)
4.54%	08/15/47	51,000	44,608	(a	)
Baxalta Inc.
2.88%	06/23/20	40,000	39,955	(a	)
Bayer US Finance II LLC
3.50%	06/25/21	416,000	418,030	(a,h	)
Becton Dickinson and Co.
2.89%	06/06/22	103,000	102,377	(a	)
3.70%	06/06/27	96,000	95,628	(a	)
3.73%	12/15/24	3,000	3,046	(a	)
4.67%	06/06/47	14,000	14,640	(a	)
4.69%	12/15/44	15,000	15,445	(a	)
Berkshire Hathaway Energy Co.
2.40%	02/01/20	197,000	196,588	(a	)
3.25%	04/15/28	44,000	43,746	(a	)
3.80%	07/15/48	47,000	44,890	(a	)
6.13%	04/01/36	31,000	38,940	(a	)
Berkshire Hathaway Finance Corp.
4.25%	01/15/49	63,000	66,017	(a	)
Berkshire Hathaway Inc.
4.50%	02/11/43	3,000	3,264	(a	)
BHP Billiton Finance USA Ltd.
5.00%	09/30/43	31,000	36,431	(a	)
Biogen Inc.
2.90%	09/15/20	51,000	51,024	(a	)
BNP Paribas S.A.
5.00%	01/15/21	61,000	63,387	(a	)
BNP Paribas S.A. (5.13% fixed rate until 11/15/27; 2.84% + USD 5 year Swap Rate thereafter)
5.13%	12/31/99	200,000	175,978	(a,b,h	)
Boston Scientific Corp.
4.00%	03/01/28	73,000	75,136	(a	)
4.70%	03/01/49	43,000	45,638	(a	)
BP Capital Markets America Inc.
3.02%	01/16/27	247,000	242,445	(a	)
3.22%	11/28/23	64,000	64,810	(a	)
Brighthouse Financial Inc.
3.70%	06/22/27	8,000	7,240	(a	)
4.70%	06/22/47	4,000	3,199	(a	)

		Principal Amount	Fair Value
Brixmor Operating Partnership LP
3.90%	03/15/27	$42,000	$41,265	(a	)
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%	01/15/23	22,000	21,382	(a	)
3.00%	01/15/22	77,000	76,695	(a	)
3.13%	01/15/25	24,000	22,941	(a	)
3.88%	01/15/27	39,000	37,261	(a	)
Brown-Forman Corp.
4.00%	04/15/38	23,000	23,742	(a	)
Buckeye Partners LP
5.60%	10/15/44	21,000	20,155	(a	)
Bunge Limited Finance Corp.
3.75%	09/25/27	33,000	29,956	(a	)
Burlington Northern Santa Fe LLC
4.15%	12/15/48	97,000	101,893	(a	)
4.55%	09/01/44	143,000	156,768	(a	)
Campbell Soup Co.
3.30%	03/15/21	176,000	176,966	(a	)
Canadian Natural Resources Ltd.
3.85%	06/01/27	21,000	21,042	(a	)
4.95%	06/01/47	24,000	26,056	(a	)
Capital One Financial Corp.
3.75%	07/28/26	138,000	134,513	(a	)
4.75%	07/15/21	200,000	209,504	(a	)
Cardinal Health Inc.
2.62%	06/15/22	53,000	52,310	(a	)
3.08%	06/15/24	34,000	33,224	(a	)
Caterpillar Financial Services Corp.
2.55%	11/29/22	114,000	113,448	(a	)
Caterpillar Inc.
3.80%	08/15/42	34,000	34,529	(a	)
CBS Corp.
2.90%	01/15/27	42,000	39,195	(a	)
3.70%	06/01/28	49,000	47,769	(a	)
Celgene Corp.
3.45%	11/15/27	3,000	2,964	(a	)
4.35%	11/15/47	4,000	3,922	(a	)
4.55%	02/20/48	82,000	83,215	(a	)
5.00%	08/15/45	34,000	36,036	(a	)
Cenovus Energy Inc.
4.25%	04/15/27	38,000	37,431	(a	)
4.45%	09/15/42	29,000	25,630	(a	)
5.40%	06/15/47	15,000	14,940	(a	)
CenterPoint Energy Inc.
2.50%	09/01/22	209,000	204,492	(a	)
3.60%	11/01/21	97,000	98,494	(a	)
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%	07/23/20	377,000	379,752	(a	)
4.91%	07/23/25	26,000	27,440	(a	)
5.05%	03/30/29	174,000	183,368	(a	)
5.75%	04/01/48	117,000	122,265	(a	)
6.38%	10/23/35	15,000	16,703	(a	)
6.48%	10/23/45	38,000	42,627	(a	)
Chevron Corp.
2.42%	11/17/20	62,000	61,872	(a	)
3.19%	06/24/23	59,000	60,356	(a	)
Chubb INA Holdings Inc.
4.35%	11/03/45	74,000	80,455	(a	)
Church & Dwight Company Inc.
2.45%	08/01/22	47,000	46,274	(a	)
Cigna Corp.
3.20%	09/17/20	166,000	166,881	(a,h	)
3.40%	09/17/21	81,000	81,844	(a,h	)
3.75%	07/15/23	62,000	63,510	(a,h	)
4.13%	11/15/25	107,000	110,748	(a,h	)
4.38%	10/15/28	42,000	43,554	(a,h	)
4.80%	08/15/38	40,000	41,150	(a,h	)
4.90%	12/15/48	49,000	50,588	(a,h	)
Cigna Holding Co.
3.25%	04/15/25	64,000	63,407	(a	)
3.88%	10/15/47	59,000	52,438	(a	)
Cimarex Energy Co.

Elfun Income Fund
Schedule of Investments	March 31, 2019 (Unaudited)

		Principal Amount	Fair Value
3.90%	05/15/27	$7,000	$6,972
4.38%	03/15/29	197,000	202,912
Cisco Systems Inc.
5.90%	02/15/39	58,000	76,010	(a	)
Citibank NA
2.85%	02/12/21	255,000	255,655	(a	)
Citigroup Inc.
2.70%	10/27/22	90,000	89,138	(a	)
2.90%	12/08/21	387,000	386,822	(a	)
4.40%	06/10/25	33,000	34,167	(a	)
4.45%	09/29/27	25,000	25,681	(a	)
4.65%	07/30/45 – 07/23/48	183,000	196,008	(a	)
4.75%	05/18/46	58,000	59,898	(a	)
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter)
2.88%	07/24/23	60,000	59,576	(a,b	)
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88%	01/24/39	44,000	42,781	(a,b	)
Citigroup Inc. (4.28% fixed rate until 04/24/47; 1.84% + 3 month USD LIBOR thereafter)
4.28%	04/24/48	31,000	31,665	(a,b	)
Citigroup Inc. (5.88% fixed rate until 03/27/20; 4.06% + 3 month USD LIBOR thereafter)
5.88%	09/27/67	317,000	320,157	(a,b	)
CME Group Inc.
3.75%	06/15/28	46,000	48,391	(a	)
CMS Energy Corp.
4.88%	03/01/44	178,000	196,088	(a	)
CNA Financial Corp.
3.45%	08/15/27	39,000	37,946	(a	)
5.88%	08/15/20	203,000	211,112	(a	)
CNH Industrial Capital LLC
3.38%	07/15/19	103,000	103,081	(a	)
4.38%	11/06/20	76,000	77,328	(a	)
4.88%	04/01/21	93,000	95,656	(a	)
CNH Industrial N.V.
3.85%	11/15/27	147,000	140,733	(a	)
CNOOC Nexen Finance 2014 ULC
4.25%	04/30/24	423,000	441,942	(a	)
Columbia Pipeline Group Inc.
3.30%	06/01/20	86,000	86,343	(a	)
Comcast Corp.
3.20%	07/15/36	97,000	87,965	(a	)
3.38%	08/15/25	4,000	4,056	(a	)
3.97%	11/01/47	253,000	244,656	(a	)
4.15%	10/15/28	196,000	206,355	(a	)
4.25%	10/15/30	87,000	92,372	(a	)
4.60%	08/15/45	62,000	65,874	(a	)
4.70%	10/15/48	52,000	56,451	(a	)
CommonSpirit Health
4.35%	11/01/42	130,000	123,370	(a	)
Commonwealth Bank of Australia
4.32%	01/10/48	203,000	194,492	(a,h	)
Conagra Brands Inc.
3.80%	10/22/21	181,000	184,314	(a	)
4.30%	05/01/24	85,000	87,998
5.30%	11/01/38	48,000	48,456	(a	)
5.40%	11/01/48	39,000	39,158	(a	)
Conagra Brands Inc. 0.75% + 3 month USD LIBOR
3.51%	10/22/20	131,000	130,831	(a,b	)
Concho Resources Inc.
3.75%	10/01/27	20,000	19,844	(a	)
4.30%	08/15/28	125,000	128,997	(a	)
4.88%	10/01/47	40,000	42,148	(a	)
ConocoPhillips Co.
4.30%	11/15/44	96,000	102,321	(a	)
Consolidated Edison Company of New York Inc.
2.90%	12/01/26	95,000	91,632	(a	)
3.88%	06/15/47	56,000	54,732	(a	)
Constellation Brands Inc.
3.70%	12/06/26	85,000	84,624	(a	)
4.50%	05/09/47	80,000	77,593	(a	)

		Principal Amount	Fair Value
Continental Resources Inc.
4.50%	04/15/23	$200,000	$207,186	(a	)
Corning Inc.
4.38%	11/15/57	52,000	48,188	(a	)
Corporation Andina de Fomento
2.20%	07/18/20	190,000	188,147	(a	)
4.38%	06/15/22	281,000	291,743	(a	)
Credit Suisse Group Funding Guernsey Ltd.
3.13%	12/10/20	250,000	250,525	(a	)
3.80%	06/09/23	470,000	477,163	(a	)
Crown Castle International Corp.
5.20%	02/15/49	70,000	73,662	(a	)
CSX Corp.
4.50%	03/15/49 – 08/01/54	164,000	169,968	(a	)
CubeSmart LP
4.38%	02/15/29	109,000	111,585	(a	)
CVS Health Corp.
2.25%	08/12/19	177,000	176,632	(a	)
3.13%	03/09/20	502,000	503,360	(a	)
3.35%	03/09/21	123,000	123,994	(a	)
3.70%	03/09/23	286,000	290,656	(a	)
3.88%	07/20/25	42,000	42,522	(a	)
4.10%	03/25/25	104,000	106,751	(a	)
4.30%	03/25/28	34,000	34,478	(a	)
4.78%	03/25/38	101,000	99,989	(a	)
5.00%	12/01/24	87,000	92,644	(a	)
5.05%	03/25/48	96,000	96,681	(a	)
5.13%	07/20/45	28,000	28,429	(a	)
D.R. Horton Inc.
2.55%	12/01/20	157,000	155,852	(a	)
Dell International LLC/EMC Corp.
4.00%	07/15/24	126,000	126,978	(a,h	)
5.30%	10/01/29	98,000	99,086	(a,h	)
5.45%	06/15/23	59,000	62,865	(a,h	)
6.02%	06/15/26	32,000	34,444	(a,h	)
8.10%	07/15/36	11,000	12,911	(a,h	)
8.35%	07/15/46	21,000	25,346	(a,h	)
Deutsche Bank AG
2.70%	07/13/20	121,000	119,696	(a	)
3.30%	11/16/22	205,000	198,442	(a	)
Devon Energy Corp.
4.00%	07/15/21	202,000	206,181	(a	)
5.00%	06/15/45	42,000	43,894	(a	)
Diageo Investment Corp.
2.88%	05/11/22	112,000	112,625	(a	)
Discover Bank
3.10%	06/04/20	291,000	291,646	(a	)
Discovery Communications LLC
2.20%	09/20/19	147,000	146,427	(a	)
3.95%	03/20/28	66,000	64,174	(a	)
4.95%	05/15/42	23,000	21,585	(a	)
5.00%	09/20/37	31,000	30,097	(a	)
Dollar Tree Inc.
4.00%	05/15/25	77,000	77,904	(a	)
Dominion Energy Inc.
2.58%	07/01/20	97,000	96,519	(a	)
DowDuPont Inc.
3.77%	11/15/20	313,000	318,684	(a	)
5.32%	11/15/38	36,000	40,002	(a	)
5.42%	11/15/48	36,000	40,606	(a	)
DTE Energy Co.
2.85%	10/01/26	47,000	44,721	(a	)
3.85%	12/01/23	48,000	49,486	(a	)
Duke Energy Carolinas LLC
3.95%	03/15/48	63,000	64,389	(a	)
Duke Energy Corp.
1.80%	09/01/21	131,000	127,918	(a	)
3.55%	09/15/21	79,000	80,176	(a	)
3.75%	09/01/46	22,000	20,586	(a	)
Duke Energy Progress LLC
4.15%	12/01/44	67,000	69,701	(a	)

Elfun Income Fund
Schedule of Investments	March 31, 2019 (Unaudited)

		Principal Amount	Fair Value
Duke Realty LP
3.25%	06/30/26	$50,000	$49,249	(a	)
3.38%	12/15/27	39,000	38,418	(a	)
Duquesne Light Holdings Inc.
3.62%	08/01/27	138,000	135,704	(a,h	)
Eastman Chemical Co.
3.50%	12/01/21	102,000	103,383	(a	)
3.60%	08/15/22	43,000	43,802	(a	)
4.50%	01/15/21	197,000	201,062	(a	)
Eaton Corp.
3.10%	09/15/27	57,000	56,053	(a	)
Ecolab Inc.
3.25%	12/01/27	36,000	36,162	(a	)
3.95%	12/01/47	43,000	43,847	(a	)
Edison International
4.13%	03/15/28	31,000	29,267
EI du Pont de Nemours & Co. 0.53% + 3 month USD LIBOR
3.27%	05/01/20	172,000	172,451	(a,b	)
Electricite de France S.A.
4.50%	09/21/28	200,000	206,396	(a,h	)
Eli Lilly & Co.
3.38%	03/15/29	105,000	107,747	(a	)
3.70%	03/01/45	17,000	16,834	(a	)
3.95%	03/15/49	98,000	100,275	(a	)
Emera US Finance LP
4.75%	06/15/46	22,000	22,816	(a	)
Enbridge Energy Partners LP
5.50%	09/15/40	14,000	15,672	(a	)
Encana Corp.
3.90%	11/15/21	128,000	130,592	(a	)
Enel Finance International N.V.
3.63%	05/25/27	273,000	260,718	(a,h	)
Energy Transfer Operating LP
4.25%	03/15/23	101,000	103,240	(a	)
4.50%	04/15/24	174,000	181,941	(a	)
4.95%	06/15/28	30,000	31,457	(a	)
5.88%	01/15/24	355,000	388,157	(a	)
6.13%	12/15/45	29,000	31,261	(a	)
6.50%	02/01/42	91,000	102,030	(a	)
7.50%	10/15/20	177,000	188,144	(a	)
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%	11/01/23	51,000	53,115	(a	)
Entergy Louisiana LLC
3.05%	06/01/31	74,000	70,569	(a	)
4.00%	03/15/33	39,000	40,909	(a	)
Enterprise Products Operating LLC
4.25%	02/15/48	158,000	154,116	(a	)
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25%	08/16/77	50,000	46,177	(a,b	)
EOG Resources Inc.
4.10%	02/01/21	164,000	167,921	(a	)
4.15%	01/15/26	7,000	7,413	(a	)
5.10%	01/15/36	42,000	47,338	(a	)
EPR Properties
4.95%	04/15/28	52,000	54,040	(a	)
EQM Midstream Partners LP
4.75%	07/15/23	20,000	20,393	(a	)
5.50%	07/15/28	20,000	20,207	(a	)
ERP Operating LP
4.50%	07/01/44	41,000	44,157	(a	)
Exelon Corp.
3.50%	06/01/22	85,000	85,873	(a	)
4.45%	04/15/46	112,000	115,021	(a	)
Express Scripts Holding Co.
3.40%	03/01/27	63,000	61,361	(a	)
Exxon Mobil Corp.
2.22%	03/01/21	29,000	28,858	(a	)
FedEx Corp.
4.10%	02/01/45	133,000	120,084	(a	)
Fifth Third Bancorp
3.65%	01/25/24	174,000	178,139	(a	)

		Principal Amount	Fair Value
FirstEnergy Corp.
3.90%	07/15/27	$24,000	$24,340	(a	)
FirstEnergy Transmission LLC
4.55%	04/01/49	98,000	100,174	(a,h	)
Florida Power & Light Co.
4.13%	02/01/42	76,000	80,539	(a	)
Ford Motor Co.
4.35%	12/08/26	63,000	58,378	(a	)
Ford Motor Credit Company LLC
3.10%	05/04/23	237,000	221,690	(a	)
3.22%	01/09/22	215,000	208,776	(a	)
3.34%	03/28/22	200,000	193,946	(a	)
8.13%	01/15/20	243,000	251,707	(a	)
General Dynamics Corp.
2.13%	08/15/26	86,000	81,203	(a	)
2.88%	05/11/20	163,000	163,574
3.00%	05/11/21	226,000	228,023	(a	)
3.50%	05/15/25	87,000	90,114	(a	)
General Mills Inc.
3.20%	04/16/21	152,000	153,318	(a	)
3.70%	10/17/23	77,000	78,912	(a	)
4.55%	04/17/38	42,000	41,593	(a	)
4.70%	04/17/48	19,000	18,966	(a	)
General Motors Co.
5.20%	04/01/45	18,000	16,034	(a	)
5.40%	04/01/48	38,000	34,786	(a	)
General Motors Financial Company Inc.
2.35%	10/04/19	175,000	174,550	(a	)
3.20%	07/13/20	120,000	120,290	(a	)
3.45%	01/14/22 – 04/10/22	347,000	347,497	(a	)
3.55%	04/09/21	218,000	219,173	(a	)
5.25%	03/01/26	64,000	66,012	(a	)
Georgia-Pacific LLC
3.60%	03/01/25	439,000	448,518	(a,h	)
Gilead Sciences Inc.
2.55%	09/01/20	59,000	58,921	(a	)
2.95%	03/01/27	18,000	17,484	(a	)
3.50%	02/01/25	41,000	41,766	(a	)
3.65%	03/01/26	42,000	42,834	(a	)
4.15%	03/01/47	90,000	86,719	(a	)
4.80%	04/01/44	40,000	41,912	(a	)
GlaxoSmithKline Capital Inc.
3.38%	05/15/23	92,000	94,181	(a	)
3.63%	05/15/25	87,000	89,963	(a	)
GlaxoSmithKline Capital PLC
3.13%	05/14/21	113,000	114,196	(a	)
3.38%	06/01/29	243,000	245,637	(a	)
Glencore Finance Canada Ltd.
4.95%	11/15/21	81,000	84,158	(a,h	)
Glencore Funding LLC
4.13%	03/12/24	249,000	251,764	(a,h	)
4.88%	03/12/29	100,000	101,092	(a,h	)
Grupo Televisa SAB
5.00%	05/13/45	204,000	199,492	(a	)
Halliburton Co.
3.80%	11/15/25	59,000	60,294	(a	)
5.00%	11/15/45	53,000	56,390	(a	)
Hess Corp.
5.60%	02/15/41	27,000	27,338	(a	)
5.80%	04/01/47	18,000	18,730	(a	)
Hewlett Packard Enterprise Co.
6.35%	10/15/45	28,000	29,287	(a	)
Highwoods Realty LP
4.13%	03/15/28	59,000	59,634	(a	)
4.20%	04/15/29	149,000	150,974	(a	)
HSBC Holdings PLC
4.25%	03/14/24	222,000	226,842	(a	)
HSBC Holdings PLC (3.80% fixed rate until 03/11/24; 1.21% + 3 month USD LIBOR thereafter)
3.80%	03/11/25	258,000	261,960	(a,b	)

Elfun Income Fund
Schedule of Investments	March 31, 2019 (Unaudited)

		Principal Amount	Fair Value
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.35% + 3 month USD LIBOR thereafter)
4.29%	09/12/26	$423,000	$435,648	(a,b	)
HSBC Holdings PLC (6.00% fixed rate until 05/22/27; 3.75% + USD 5 year Mid-Market Swap Rate thereafter)
6.00%	12/31/99	465,000	457,128	(a,b	)
HSBC Holdings PLC (6.50% fixed rate until 03/23/28; 3.61% + USD 5 year Mid-Market Swap Rate thereafter)
6.50%	12/31/99	205,000	203,167	(a,b	)
Hyundai Capital America
3.10%	04/05/22	66,000	65,420	(a,h	)
ING Bank N.V.
2.70%	08/17/20	200,000	199,794	(a,h	)
Ingersoll-Rand Luxembourg Finance S.A.
3.50%	03/21/26	146,000	147,442	(a	)
3.55%	11/01/24	72,000	73,400	(a	)
3.80%	03/21/29	146,000	148,186	(a	)
Intel Corp.
2.60%	05/19/26	38,000	37,183	(a	)
2.88%	05/11/24	26,000	26,179	(a	)
International Business Machines Corp.
3.30%	01/27/27	132,000	133,284
International Paper Co.
4.40%	08/15/47	81,000	75,764	(a	)
Interstate Power & Light Co.
3.40%	08/15/25	268,000	266,866	(a	)
Jabil Inc.
3.95%	01/12/28	72,000	67,010	(a	)
Jefferies Group LLC
5.13%	01/20/23	58,000	61,416	(a	)
6.50%	01/20/43	61,000	63,588	(a	)
Johnson & Johnson
3.63%	03/03/37	54,000	54,691	(a	)
Johnson Controls International PLC
4.50%	02/15/47	32,000	30,575	(a	)
JPMorgan Chase & Co.
2.30%	08/15/21	150,000	148,339	(a	)
2.55%	10/29/20	153,000	152,598	(a	)
3.30%	04/01/26	191,000	191,340	(a	)
3.63%	12/01/27	41,000	40,743	(a	)
JPMorgan Chase & Co. (3.51% fixed rate until 01/23/28; 0.95% + 3 month USD LIBOR thereafter)
3.51%	01/23/29	45,000	44,568	(a,b	)
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%	07/24/38	141,000	138,049	(a,b	)
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%	01/23/49	105,000	101,621	(a,b	)
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter)
3.96%	01/29/27	174,000	179,596	(a,b	)
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01%	04/23/29	67,000	68,713	(a,b	)
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter)
4.03%	07/24/48	74,000	72,885	(a,b	)
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter)
6.10%	10/29/49	159,000	166,882	(a,b	)
JPMorgan Chase & Co. 3.47% + 3 month USD LIBOR
6.22%	12/29/49	100,000	100,410	(a,b	)
Keurig Dr Pepper Inc.
3.55%	05/25/21	321,000	324,492	(a,h	)
4.06%	05/25/23	92,000	94,653	(a,h	)
4.50%	11/15/45	48,000	44,186	(a	)
4.60%	05/25/28	16,000	16,679	(a,h	)
Kinder Morgan Energy Partners LP
3.50%	03/01/21	230,000	232,114	(a	)
4.70%	11/01/42	19,000	18,452	(a	)
5.30%	09/15/20	79,000	81,614	(a	)
6.38%	03/01/41	40,000	46,279	(a	)

		Principal Amount	Fair Value
Kinder Morgan Inc.
3.05%	12/01/19	$56,000	$56,025	(a	)
4.30%	03/01/28	49,000	50,644	(a	)
5.05%	02/15/46	40,000	40,955	(a	)
5.55%	06/01/45	46,000	50,228	(a	)
Kraft Heinz Foods Co.
2.80%	07/02/20	122,000	121,735	(a	)
4.38%	06/01/46	75,000	64,894	(a	)
L3 Technologies Inc.
3.85%	12/15/26	79,000	80,292	(a	)
Lam Research Corp.
4.00%	03/15/29	147,000	149,962	(a	)
Liberty Property LP
4.38%	02/01/29	84,000	87,532	(a	)
Lincoln National Corp.
3.63%	12/12/26	41,000	41,168	(a	)
4.35%	03/01/48	58,000	57,460	(a	)
Lloyds Banking Group PLC (2.91% fixed rate until 11/07/22; 0.81% + 3 month USD LIBOR thereafter)
2.91%	11/07/23	203,000	197,992	(a,b	)
Lockheed Martin Corp.
3.55%	01/15/26	44,000	45,448	(a	)
4.50%	05/15/36	97,000	105,256	(a	)
Lowe’s Companies Inc.
3.70%	04/15/46	23,000	20,381	(a	)
4.05%	05/03/47	44,000	41,369	(a	)
LYB International Finance BV
4.88%	03/15/44	28,000	27,487	(a	)
LYB International Finance II BV
3.50%	03/02/27	26,000	24,999	(a	)
Marathon Oil Corp.
2.70%	06/01/20	179,000	178,304	(a	)
3.85%	06/01/25	33,000	33,419	(a	)
Mars Inc.
2.70%	04/01/25	244,000	242,973	(a,h	)
3.20%	04/01/30	88,000	88,120	(a,h	)
3.60%	04/01/34	59,000	59,378	(a,h	)
Marsh & McLennan Companies Inc.
3.50%	03/10/25	62,000	63,566	(a	)
4.90%	03/15/49	128,000	140,159	(a	)
Masco Corp.
3.50%	11/15/27	24,000	22,778	(a	)
McDonald’s Corp.
3.70%	01/30/26	17,000	17,553	(a	)
3.80%	04/01/28	74,000	76,353	(a	)
4.88%	12/09/45	40,000	43,220	(a	)
McKesson Corp.
3.65%	11/30/20	386,000	390,389	(a	)
Medtronic Inc.
4.63%	03/15/45	18,000	20,552	(a	)
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	118,000	122,193	(a	)
Merck & Company Inc.
2.75%	02/10/25	61,000	61,086	(a	)
3.40%	03/07/29	148,000	152,126	(a	)
4.00%	03/07/49	73,000	75,970	(a	)
MetLife Inc.
4.05%	03/01/45	22,000	21,925	(a	)
4.72%	12/15/44	66,000	72,232	(a	)
Microsoft Corp.
2.40%	08/08/26	77,000	74,717	(a	)
3.45%	08/08/36	48,000	48,311	(a	)
3.50%	02/12/35	54,000	54,788	(a	)
3.70%	08/08/46	207,000	211,910	(a	)
4.00%	02/12/55	73,000	76,411	(a	)
4.10%	02/06/37	26,000	28,275	(a	)
4.50%	02/06/57	27,000	30,937	(a	)
Mitsubishi UFJ Financial Group Inc.
3.54%	07/26/21	244,000	247,367	(a	)
Mizuho Financial Group Inc.
2.63%	04/12/21	442,000	439,264	(a,h	)

Elfun Income Fund
Schedule of Investments	March 31, 2019 (Unaudited)

		Principal Amount	Fair Value
Mizuho Financial Group Inc. (3.92% fixed rate until 09/11/23; 1.00% + 3 month USD LIBOR thereafter)
3.92%	09/11/24	$220,000	$226,373	(a,b	)
Molson Coors Brewing Co.
2.10%	07/15/21	163,000	159,776	(a	)
4.20%	07/15/46	40,000	35,512	(a	)
Morgan Stanley
2.63%	11/17/21	155,000	154,078	(a	)
2.65%	01/27/20	179,000	178,860	(a	)
2.75%	05/19/22	310,000	308,103	(a	)
3.70%	10/23/24	31,000	31,594	(a	)
3.95%	04/23/27	191,000	190,847	(a	)
4.10%	05/22/23	117,000	120,447	(a	)
4.38%	01/22/47	89,000	91,680	(a	)
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97%	07/22/38	64,000	62,607	(a,b	)
Morgan Stanley (4.43% fixed rate until 01/23/29; 1.63% + 3 month USD LIBOR thereafter)
4.43%	01/23/30	87,000	91,707	(a,b	)
MPLX LP
3.38%	03/15/23	42,000	42,315	(a	)
4.50%	04/15/38	52,000	49,396	(a	)
4.70%	04/15/48	52,000	49,662	(a	)
Mylan Inc.
5.20%	04/15/48	50,000	45,149	(a	)
Mylan N.V.
3.15%	06/15/21	68,000	67,791	(a	)
3.95%	06/15/26	21,000	20,092	(a	)
National Retail Properties Inc.
4.00%	11/15/25	70,000	71,611	(a	)
Newfield Exploration Co.
5.75%	01/30/22	445,000	474,886	(a	)
Newmont Mining Corp.
4.88%	03/15/42	71,000	74,365	(a	)
Nexen Inc.
6.40%	05/15/37	59,000	75,971	(a	)
NextEra Energy Capital Holdings Inc.
3.25%	04/01/26	146,000	146,038	(a	)
Noble Energy Inc.
3.90%	11/15/24	44,000	44,462	(a	)
5.05%	11/15/44	22,000	21,849	(a	)
Nordstrom Inc.
5.00%	01/15/44	4,000	3,614	(a	)
Norfolk Southern Corp.
3.95%	10/01/42	70,000	68,150	(a	)
Northern States Power Co.
2.20%	08/15/20	274,000	272,509	(a	)
Northrop Grumman Corp.
2.55%	10/15/22	40,000	39,592	(a	)
3.85%	04/15/45	20,000	19,157	(a	)
4.03%	10/15/47	14,000	13,811	(a	)
Novartis Capital Corp.
3.00%	11/20/25	8,000	8,116	(a	)
Nucor Corp.
3.95%	05/01/28	83,000	86,358	(a	)
4.13%	09/15/22	58,000	60,434	(a	)
Nutrien Ltd.
4.00%	12/15/26	40,000	40,466	(a	)
4.90%	06/01/43	69,000	70,406	(a	)
NXP BV/NXP Funding LLC
4.13%	06/01/21	590,000	600,714	(a,h	)
Occidental Petroleum Corp.
4.10%	02/15/47	26,000	26,591	(a	)
4.20%	03/15/48	44,000	46,100	(a	)
Omnicom Group Inc./Omnicom Capital Inc.
3.63%	05/01/22	91,000	92,611	(a	)
Oncor Electric Delivery Company LLC
3.80%	09/30/47	26,000	26,136	(a	)
Oracle Corp.
2.40%	09/15/23	42,000	41,262	(a	)
2.65%	07/15/26	105,000	101,581	(a	)

		Principal Amount	Fair Value
3.80%	11/15/37	$30,000	$30,049	(a	)
4.00%	07/15/46 – 11/15/47	146,000	146,858	(a	)
4.13%	05/15/45	38,000	38,779	(a	)
Oshkosh Corp.
5.38%	03/01/25	63,000	64,938	(a	)
Owens Corning
4.40%	01/30/48	44,000	36,201	(a	)
PacifiCorp
6.25%	10/15/37	4,000	5,152	(a	)
Packaging Corporation of America
3.40%	12/15/27	26,000	25,265	(a	)
PepsiCo Inc.
3.45%	10/06/46	41,000	39,545	(a	)
Perrigo Finance Unlimited Co.
3.50%	03/15/21	227,000	224,666	(a	)
3.90%	12/15/24	223,000	216,176	(a	)
Petroleos Mexicanos
5.35%	02/12/28	48,000	44,527	(a	)
5.63%	01/23/46	61,000	50,155	(a	)
6.35%	02/12/48	60,000	52,891	(a	)
6.38%	01/23/45	79,000	69,839	(a	)
6.50%	03/13/27	110,000	110,463	(a	)
6.75%	09/21/47	141,000	129,338	(a	)
Pfizer Inc.
3.00%	12/15/26	37,000	37,066	(a	)
3.20%	09/15/23	62,000	63,468	(a	)
3.45%	03/15/29	126,000	129,481	(a	)
3.60%	09/15/28	107,000	111,390	(a	)
3.90%	03/15/39	60,000	61,635	(a	)
4.00%	03/15/49	98,000	101,519	(a	)
4.13%	12/15/46	50,000	52,648	(a	)
4.40%	05/15/44	27,000	29,270	(a	)
Philip Morris International Inc.
4.13%	03/04/43	91,000	85,915	(a	)
Phillips 66 Co.
3.90%	03/15/28	78,000	79,484	(a	)
Phillips 66 Partners LP
3.75%	03/01/28	34,000	33,488	(a	)
4.68%	02/15/45	56,000	55,090	(a	)
Pioneer Natural Resources Co.
3.95%	07/15/22	126,000	129,600
Plains All American Pipeline LP/PAA Finance Corp.
4.70%	06/15/44	40,000	37,146	(a	)
5.75%	01/15/20	118,000	120,353	(a	)
PPL Capital Funding Inc.
3.10%	05/15/26	93,000	89,285	(a	)
Precision Castparts Corp.
4.38%	06/15/45	93,000	100,660	(a	)
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70%	09/15/48	129,000	130,053	(a,b	)
Public Service Company of Colorado
3.70%	06/15/28	98,000	102,091	(a	)
Public Service Electric & Gas Co.
2.38%	05/15/23	159,000	157,109	(a	)
QUALCOMM Inc.
2.90%	05/20/24	3,000	2,953	(a	)
3.00%	05/20/22	38,000	38,291	(a	)
3.25%	05/20/27	4,000	3,907	(a	)
4.30%	05/20/47	22,000	20,958	(a	)
Realty Income Corp.
3.00%	01/15/27	35,000	34,014	(a	)
Regions Financial Corp.
3.80%	08/14/23	105,000	107,904	(a	)
Reynolds American Inc.
4.45%	06/12/25	4,000	4,111	(a	)
Rio Tinto Finance USA PLC
4.13%	08/21/42	45,000	47,146	(a	)
Rockwell Automation Inc.
3.50%	03/01/29	70,000	71,987
4.20%	03/01/49	75,000	79,153	(a	)

Elfun Income Fund
Schedule of Investments	March 31, 2019 (Unaudited)

		Principal Amount	Fair Value
Rockwell Collins Inc.
3.50%	03/15/27	$59,000	$58,266	(a	)
Rogers Communications Inc.
5.00%	03/15/44	33,000	36,735	(a	)
Royal Bank of Scotland Group PLC (4.52% fixed rate until 06/25/23; 1.55% + 3 month USD LIBOR thereafter)
4.52%	06/25/24	201,000	205,543	(a,b	)
RPM International Inc.
3.75%	03/15/27	48,000	46,378	(a	)
Ryder System Inc.
2.45%	09/03/19	333,000	332,237	(a	)
3.65%	03/18/24	200,000	204,276	(a	)
Sabine Pass Liquefaction LLC
4.20%	03/15/28	52,000	52,406	(a	)
5.00%	03/15/27	24,000	25,454	(a	)
Santander Holdings USA Inc.
2.65%	04/17/20	258,000	257,082	(a	)
3.70%	03/28/22	216,000	218,536	(a	)
4.40%	07/13/27	46,000	45,781	(a	)
Santander UK Group Holdings PLC
4.75%	09/15/25	200,000	199,344	(a,h	)
Schlumberger Holdings Corp.
3.63%	12/21/22	411,000	421,748	(a,h	)
Selective Insurance Group Inc.
5.38%	03/01/49	98,000	100,507	(a	)
Sempra Energy
3.80%	02/01/38	36,000	32,951	(a	)
4.00%	02/01/48	45,000	41,240	(a	)
Shell International Finance BV
2.38%	08/21/22	136,000	135,066	(a	)
3.75%	09/12/46	34,000	33,959	(a	)
4.13%	05/11/35	42,000	44,680	(a	)
Shire Acquisitions Investments Ireland DAC
2.88%	09/23/23	15,000	14,803	(a	)
3.20%	09/23/26	29,000	28,043	(a	)
Simon Property Group LP
3.38%	06/15/27	62,000	62,394	(a	)
Smithfield Foods Inc.
2.70%	01/31/20	70,000	69,576	(a,h	)
Southern California Edison Co.
2.40%	02/01/22	122,000	118,412	(a	)
2.90%	03/01/21	162,000	160,393	(a	)
4.20%	03/01/29	146,000	148,467	(a	)
Southern Company Gas Capital Corp.
4.40%	05/30/47	15,000	15,039	(a	)
Southern Copper Corp.
5.88%	04/23/45	64,000	71,901	(a	)
Southwestern Electric Power Co.
2.75%	10/01/26	73,000	69,400	(a	)
Spectra Energy Partners LP
3.38%	10/15/26	21,000	20,621	(a	)
4.50%	03/15/45	19,000	19,158	(a	)
Starbucks Corp.
4.00%	11/15/28	48,000	50,140	(a	)
Sumitomo Mitsui Financial Group Inc.
2.78%	07/12/22	175,000	174,160	(a	)
Suncor Energy Inc.
4.00%	11/15/47	23,000	22,639	(a	)
Sunoco Logistics Partners Operations LP
5.30%	04/01/44	71,000	69,209	(a	)
Suzano Austria GmbH
6.00%	01/15/29	244,000	259,582	(a,h	)
Syngenta Finance N.V.
3.70%	04/24/20	225,000	225,911	(a,h	)
3.93%	04/23/21	330,000	332,046	(a,h	)
4.44%	04/24/23	200,000	204,206	(a,h	)
5.18%	04/24/28	200,000	203,342	(a,h	)
Sysco Corp.
3.25%	07/15/27	54,000	53,018	(a	)
Takeda Pharmaceutical Company Ltd.
3.80%	11/26/20	209,000	211,995	(a,h	)
4.00%	11/26/21	310,000	317,827	(a,h	)

		Principal Amount	Fair Value
Tampa Electric Co.
4.35%	05/15/44	$138,000	$140,099	(a	)
Target Corp.
2.50%	04/15/26	63,000	61,306	(a	)
3.38%	04/15/29	204,000	207,176	(a	)
Teck Resources Ltd.
5.40%	02/01/43	196,000	193,822	(a	)
Telefonica Emisiones S.A.
4.10%	03/08/27	300,000	304,509	(a	)
Teva Pharmaceutical Finance Netherlands III BV
1.70%	07/19/19	517,000	513,639	(a	)
2.20%	07/21/21	80,000	76,162	(a	)
Texas Instruments Inc.
3.88%	03/15/39	83,000	86,339	(a	)
4.15%	05/15/48	52,000	55,910
The Allstate Corp.
4.20%	12/15/46	42,000	43,372	(a	)
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%	08/15/53	143,000	145,215	(a,b	)
The Bank of New York Mellon Corp. (2.66% fixed rate until 05/16/22; 0.63% + 3 month USD LIBOR thereafter)
2.66%	05/16/23	326,000	324,200	(a,b	)
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63%	12/29/49	79,000	74,785	(a,b	)
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter)
4.65%	12/31/99	112,000	103,090	(a,b	)
The Boeing Co.
3.25%	03/01/28	20,000	20,062	(a	)
3.55%	03/01/38	16,000	15,387	(a	)
The Cleveland Electric Illuminating Co.
4.55%	11/15/30	244,000	256,695	(a,h	)
The Dow Chemical Co.
4.25%	10/01/34	75,000	73,326	(a	)
5.55%	11/30/48	57,000	63,591	(a,h	)
The George Washington University
4.13%	09/15/48	100,000	104,275	(a	)
The Goldman Sachs Group Inc.
3.50%	11/16/26	200,000	196,882	(a	)
3.85%	01/26/27	36,000	36,141	(a	)
4.25%	10/21/25	5,000	5,116	(a	)
5.15%	05/22/45	55,000	57,834	(a	)
The Goldman Sachs Group Inc. (2.88% fixed rate until 10/31/21; 0.82% + 3 month USD LIBOR thereafter)
2.88%	10/31/22	136,000	134,962	(a,b	)
The Goldman Sachs Group Inc. (2.91% fixed rate until 06/05/22; 1.05% + 3 month USD LIBOR thereafter)
2.91%	06/05/23	143,000	141,371	(a,b	)
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81%	04/23/29	54,000	53,495	(a,b	)
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%	10/31/38	62,000	59,045	(a,b	)
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter)
4.22%	05/01/29	170,000	173,436	(a,b	)
The Hartford Financial Services Group Inc. 2.13% + 3 month USD LIBOR
4.81%	02/12/47	120,000	103,957	(a,b,h	)
The Home Depot Inc.
3.35%	09/15/25	34,000	35,026
3.50%	09/15/56	69,000	63,345	(a	)
3.90%	12/06/28 – 06/15/47	106,000	109,954	(a	)
4.50%	12/06/48	47,000	52,002	(a	)
The Interpublic Group of Companies Inc.
3.75%	10/01/21	163,000	165,551	(a	)
The Korea Development Bank
3.38%	09/16/25	205,000	209,475	(a	)
The Kroger Co.
2.95%	11/01/21	172,000	172,120	(a	)
4.65%	01/15/48	41,000	38,165	(a	)

Elfun Income Fund
Schedule of Investments	March 31, 2019 (Unaudited)

		Principal Amount	Fair Value
The Mosaic Co.
5.63%	11/15/43	$20,000	$21,213	(a	)
The Sherwin-Williams Co.
2.25%	05/15/20	114,000	113,327	(a	)
2.75%	06/01/22	41,000	40,746	(a	)
3.45%	06/01/27	4,000	3,932	(a	)
4.50%	06/01/47	13,000	12,788	(a	)
The Southern Co.
3.25%	07/01/26	38,000	37,243	(a	)
4.40%	07/01/46	21,000	21,116	(a	)
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + USD 5 year Swap Rate thereafter)
3.63%	09/15/31	111,000	109,815	(a,b	)
The Walt Disney Co.
3.38%	11/15/26	24,000	24,498	(h	)
4.50%	02/15/21	79,000	81,763	(h	)
4.75%	11/15/46	17,000	19,682	(a,h	)
6.65%	11/15/37	108,000	148,843	(a,h	)
The Williams Companies Inc.
3.75%	06/15/27	22,000	21,845	(a	)
3.90%	01/15/25	39,000	39,808	(a	)
4.85%	03/01/48	54,000	53,925	(a	)
4.90%	01/15/45	29,000	28,926	(a	)
5.40%	03/04/44	20,000	21,178	(a	)
Time Warner Cable LLC
4.50%	09/15/42	18,000	15,785	(a	)
6.55%	05/01/37	50,000	55,180	(a	)
Total Capital International S.A.
3.46%	02/19/29	200,000	204,508	(a	)
TransCanada PipeLines Ltd.
4.25%	05/15/28	143,000	149,275	(a	)
4.88%	01/15/26	24,000	25,935	(a	)
Transcontinental Gas Pipe Line Company LLC
4.00%	03/15/28	62,000	63,191	(a	)
TWDC Enterprises 18 Corp.
4.13%	06/01/44	26,000	27,668	(a	)
Tyco Electronics Group S.A.
2.35%	08/01/19	308,000	307,165	(a	)
3.13%	08/15/27	61,000	58,984	(a	)
Tyson Foods Inc.
2.65%	08/15/19	52,000	51,940	(a	)
4.00%	03/01/26	201,000	205,525	(a	)
4.55%	06/02/47	22,000	20,782	(a	)
U.S. Bancorp
3.15%	04/27/27	98,000	98,391	(a	)
U.S. Bancorp (5.13% fixed rate until 01/15/21; 3.49% + 3 month USD LIBOR thereafter)
5.13%	12/29/49	245,000	249,420	(a,b	)
UBS Group Funding Switzerland AG (2.86% fixed rate until 08/15/22; 0.95% + 3 month USD LIBOR thereafter)
2.86%	08/15/23	284,000	279,624	(a,b,h	)
Union Pacific Corp.
3.20%	06/08/21	161,000	162,853	(a	)
3.50%	06/08/23	99,000	101,342	(a	)
3.60%	09/15/37	22,000	20,904	(a	)
3.70%	03/01/29	200,000	205,390	(a	)
4.10%	09/15/67	42,000	38,854	(a	)
4.30%	03/01/49	59,000	60,858	(a	)
United Technologies Corp.
3.65%	08/16/23	107,000	109,804	(a	)
3.95%	08/16/25	42,000	43,643	(a	)
4.13%	11/16/28	10,000	10,398	(a	)
4.15%	05/15/45	65,000	63,757	(a	)
4.45%	11/16/38	53,000	54,972	(a	)
4.50%	06/01/42	47,000	48,514	(a	)
UnitedHealth Group Inc.
4.45%	12/15/48	215,000	233,116	(a	)
4.75%	07/15/45	35,000	39,419	(a	)
Vale Overseas Ltd.
4.38%	01/11/22	64,000	65,171	(a	)
6.25%	08/10/26	67,000	73,153	(a	)

		Principal Amount	Fair Value
Vale S.A.
5.63%	09/11/42	$29,000	$28,977	(a	)
Valero Energy Corp.
4.00%	04/01/29	244,000	246,518	(a	)
Valero Energy Partners LP
4.38%	12/15/26	116,000	120,150	(a	)
Ventas Realty LP
3.25%	10/15/26	75,000	72,700	(a	)
Verizon Communications Inc.
3.38%	02/15/25	30,000	30,408	(a	)
3.88%	02/08/29	38,000	38,989	(a	)
4.33%	09/21/28	77,000	81,468	(a	)
4.40%	11/01/34	73,000	76,046	(a	)
4.52%	09/15/48	63,000	64,611	(a	)
4.67%	03/15/55	61,000	62,194	(a	)
4.86%	08/21/46	352,000	374,708	(a	)
5.01%	04/15/49	39,000	42,483	(a	)
5.25%	03/16/37	50,000	56,322	(a	)
Viacom Inc.
3.45%	10/04/26	53,000	50,745	(a	)
4.38%	03/15/43	56,000	50,362	(a	)
5.25%	04/01/44	16,000	16,025	(a	)
Virginia Electric & Power Co.
4.00%	11/15/46	120,000	120,388	(a	)
Visa Inc.
3.15%	12/14/25	24,000	24,362	(a	)
4.30%	12/14/45	52,000	57,300	(a	)
Vodafone Group PLC
4.38%	05/30/28	62,000	63,009	(a	)
5.25%	05/30/48	41,000	40,920	(a	)
Volkswagen Group of America Finance LLC
4.00%	11/12/21	400,000	407,752	(a,h	)
Vornado Realty LP
3.50%	01/15/25	41,000	40,603	(a	)
Vulcan Materials Co.
3.90%	04/01/27	26,000	25,789	(a	)
Wabtec Corp.
3.45%	11/15/26	24,000	22,252
Walgreen Co.
4.40%	09/15/42	42,000	38,325	(a	)
Walmart Inc.
3.63%	12/15/47	51,000	50,398	(a	)
3.70%	06/26/28	92,000	96,814	(a	)
3.95%	06/28/38	42,000	44,100	(a	)
4.05%	06/29/48	65,000	69,252	(a	)
Warner Media LLC
5.35%	12/15/43	54,000	57,054	(a	)
WEC Energy Group Inc.
3.55%	06/15/25	67,000	68,330	(a	)
Wells Fargo & Co.
3.90%	05/01/45	6,000	5,948	(a	)
4.15%	01/24/29	176,000	183,941	(a	)
4.75%	12/07/46	279,000	291,650	(a	)
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88%	12/29/49	96,000	102,284	(a,b	)
Wells Fargo & Co. (5.90% fixed rate until 06/15/24; 3.11% + 3 month USD LIBOR thereafter)
5.90%	12/29/49	83,000	85,276	(a,b	)
Wells Fargo & Co. 3.77% + 3 month USD LIBOR
6.38%	03/29/49	190,000	191,615	(a,b	)
Wells Fargo Bank NA
2.60%	01/15/21	731,000	728,493	(a	)
Western Midstream Operating LP
4.00%	07/01/22	187,000	189,711	(a	)
5.38%	06/01/21	33,000	34,217	(a	)
Willis North America Inc.
3.60%	05/15/24	69,000	69,383	(a	)
WPP Finance 2010
3.75%	09/19/24	45,000	44,328	(a	)
WRKCo Inc.
3.00%	09/15/24	57,000	55,415	(a	)

Elfun Income Fund
Schedule of Investments	March 31, 2019 (Unaudited)

		Principal Amount	Fair Value
Xilinx Inc.
2.95%	06/01/24	$45,000	$44,633	(a	)
Zoetis Inc.
3.00%	09/12/27	25,000	24,018	(a	)
3.90%	08/20/28	62,000	63,512	(a	)
			75,779,433
Non-Agency Collateralized Mortgage Obligations – 3.2%
BANK 2017-BNK4
4.52%	04/15/52	122,000	126,753	(a,b,d	)
BANK 2018-BNK11
4.36%	03/15/61	139,000	145,242	(a,b	)
BX Commercial Mortgage Trust 2018-IND 0.75% + 1 month USD LIBOR
3.23%	11/15/35	463,675	463,011	(a,b,h	)
BXP Trust 2017-GM
3.38%	06/13/39	453,000	459,423	(a,h	)
Citigroup Commercial Mortgage Trust 2016-P5
2.94%	10/10/49	399,397	394,790	(a	)
Citigroup Commercial Mortgage Trust 2016-P6
3.72%	12/10/49	560,118	582,675	(a,b	)
4.03%	12/10/49	336,823	352,082	(a,b	)
Citigroup Commercial Mortgage Trust 2018-C5
4.51%	06/10/51	250,000	263,829	(a	)
COMM 2013-LC13 Mortgage Trust
4.56%	08/10/46	170,000	179,751	(a,b,h	)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	240,000	252,712	(a,b	)
GS Mortgage Securities Trust 2012-GCJ9
1.96%	11/10/45	723,075	42,863	(a,b,e	)
GS Mortgage Securities Trust 2016-GS3
2.85%	10/10/49	333,000	327,198	(a	)
GS Mortgage Securities Trust 2017-GS5
3.67%	03/10/50	406,216	420,131	(a	)
GS Mortgage Securities Trust 2017-GS8
3.47%	11/10/50	767,075	780,939	(a	)
GS Mortgage Securities Trust 2018-GS9
4.14%	03/10/51	291,000	305,818	(a,b	)
Impac CMB Trust 2004-5 0.72% + 1 month USD LIBOR
3.21%	10/25/34	59,239	57,775	(a,b	)
JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9
1.52%	12/15/47	777,213	31,447	(a,b,e	)
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.04%	07/15/45	125,000	129,825	(a,b	)
LB-UBS Commercial Mortgage Trust 2004-C8
0.32%	12/15/39	66,128	42	(a,b,e,h	)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	3,477	3,491	(a,b	)
6.11%	07/15/40	7,439	7,467	(a,h	)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	1,578	—	(e,**	)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
0.93%	03/15/48	3,622,240	152,157	(a,b,e	)
Morgan Stanley Capital I Trust 2006-IQ11
6.24%	10/15/42	250,000	254,652	(a,b	)
Morgan Stanley Capital I Trust 2006-T21
5.27%	10/12/52	22,365	22,449	(b	)
UBS Commercial Mortgage Trust 2018-C12
4.79%	08/15/51	213,000	229,304	(a,b	)
Wells Fargo Commercial Mortgage Trust 2015-C26
1.23%	02/15/48	2,917,249	159,226	(a,b,e	)
Wells Fargo Commercial Mortgage Trust 2018-AUS
4.06%	07/17/36	343,000	359,558	(a,b,h	)
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	235,000	245,712	(a	)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	533,000	559,824	(a,b	)
			7,310,146
Sovereign Bonds – 0.8%
Government of Chile
3.86%	06/21/47	200,000	203,896	(a	)
Government of Colombia
5.00%	06/15/45	200,000	210,044	(a	)

		Principal Amount	Fair Value
Government of Mexico
4.00%	10/02/23	$86,000	$88,556	(a	)
4.75%	03/08/44	200,000	196,530	(a	)
Government of Panama
4.00%	09/22/24	200,000	208,710	(a	)
Government of Peru
5.63%	11/18/50	105,000	135,210	(a	)
Government of Philippines
3.95%	01/20/40	200,000	210,350	(a	)
Government of Qatar
3.38%	03/14/24	200,000	202,320	(a,h	)
4.82%	03/14/49	258,000	271,896	(a,h	)
Government of Uruguay
5.10%	06/18/50	105,744	113,000	(a	)
			1,840,512
Municipal Bonds and Notes – 0.8%
American Municipal Power Inc.
6.27%	02/15/50	135,000	175,908	(a	)
Metropolitan St. Louis Sewer District
5.00%	05/01/47	400,000	466,412	(a	)
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	165,000	166,152	(a	)
Port Authority of New York & New Jersey
4.46%	10/01/62	220,000	246,473	(a	)
State of California
4.60%	04/01/38	200,000	213,072	(a	)
5.70%	11/01/21	280,000	303,357	(a	)
State of Illinois
5.10%	06/01/33	95,000	93,349	(a	)
The University of Texas System
3.35%	08/15/47	115,000	109,490	(a	)
			1,774,213
Total Bonds and Notes (Cost $225,933,941)			229,351,448

		Number of Shares	Fair Value
Domestic Equity – 0.1%
Preferred Stock – 0.1%
Wells Fargo & Co. 3.09% + 3 month USD LIBOR (Cost $186,475)		7,459	194,307	(a,b	)

		Principal Amount	Fair Value
Purchased Options – 0.0% *
Purchased Option – 0.0% *
10 Yr. U.S. Treasury Note Futures - May 2019 (Strike price 123.75 USD, expiration date 04/26/19) (Cost $34,438)		146,000	45,625
Total Investments in Securities (Cost $226,154,854)			229,591,380

Elfun Income Fund
Schedule of Investments	March 31, 2019 (Unaudited)

	Number of Shares	Fair Value
Short-Term Investments – 22.5%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 2.43% (Cost $52,177,531)	52,177,531	$52,177,531	(a,f,j	)
Total Investments (Cost $278,332,385)		281,768,911
Liabilities in Excess of Other Assets, net – (21.8)%		(50,424,379)

NET ASSETS – 100.0%		$231,344,532

Other Information:
Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Appreciation
Markit CDX North America High Yield Index	Intercontinental Exchange	$8,157	5.00%/ Quarterly	06/20/24	$542,225	$510,671	$31,553

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000s omitted)	Fund Pays/Receives Fixed Rate/ Payment Frequency	Floating Rate	Contract Annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation
CME Group, Inc.	$10,655	Pays/Quarterly	3 Month U.S. Dollar LIBOR	3.05%	11/19/21	$(193,418)	—	$(193,418)
CME Group, Inc.	10,657	Pays/Quarterly	3 Month U.S. Dollar LIBOR	3.06%	11/19/21	(194,688)	—	(194,688)
								$(388,106)

The Fund had the following long futures contracts open at March 31, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
Ultra Long-Term U.S. Treasury Bond Futures	June 2019	2	$322,374	$336,000	$13,626
2 Yr. U.S. Treasury Notes Futures	June 2019	211	44,780,054	44,962,781	182,727
5 Yr. U.S. Treasury Notes Futures	June 2019	59	6,770,362	6,833,859	63,497
10 Yr. U.S. Treasury Notes Futures	June 2019	121	14,777,761	15,030,469	252,708
					$512,558

The Fund had the following short futures contracts open at March 31, 2019:
Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation
U.S. Long Bond Futures	June 2019	17	$(2,480,490)	$(2,544,156)	$(63,666)
10 Yr. U.S. Treasury Ultra Futures	June 2019	47	(6,104,036)	(6,240,719)	(136,683)
					$(200,349)

Elfun Income Fund
Schedule of Investments	March 31, 2019 (Unaudited)

The Fund had the following Purchased Options contracts at March 31, 2019:

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ Depreciation
10 Yr. U.S. Treasury Note Futures - May 2019	Goldman Sachs & Co.	$123.75	04/26/19	146	$146,000	$45,625	$34,438	$11,187

The Fund had the following Written Options contracts at March 31, 2019:
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ Depreciation
10 Yr. U.S. Treasury Note Futures - May 2019	Goldman Sachs & Co.	$122.00	04/26/19	(146)	$(146,000)	$(4,562)	$(4,343)	$(219)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At March 31, 2019, all or a portion of this security was pledged to cover collateral requirements for futures, options, swaps and/or TBAs.
(b)

Variable Rate Security - Interest rate shown is rate in effect at March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(c)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Trustees.
(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.
(e)

Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(f)	Coupon amount represents effective yield.
(g)

Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(h)

Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities amounted to $12,910,555 or 5.58% of the net assets of the Elfun Income Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(i)	Step coupon bond.
(j)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of March 31, 2019.
*	Less than 0.05%.
**	Amount is less than $0.50.

Abbreviations:

LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Security
TBA	To Be Announced

Elfun Income Fund
Schedule of Investments	March 31, 2019 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019.

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun Income Fund	Investments in Securities
	U.S. Treasuries	$—	$65,391,670	$—	$65,391,670
	Agency Mortgage Backed	—	68,555,713	—	68,555,713
	Agency Collateralized Mortgage Obligations	—	2,305,171	—	2,305,171
	Asset Backed	—	6,394,590	—	6,394,590
	Corporate Notes	—	75,779,433	—	75,779,433
	Non-Agency Collateralized Mortgage Obligations	—	7,310,146	—	7,310,146
	Sovereign Bonds	—	1,840,512	—	1,840,512
	Municipal Bonds and Notes	—	1,774,213	—	1,774,213
	Preferred Stock	194,307	—	—	194,307
	Purchased Options	45,625	—	—	45,625
	Short-Term Investments	52,177,531	—	—	52,177,531

	Total Investments in Securities	$52,417,463	$229,351,448	$—	$281,768,911

	Other Financial Instruments
	Credit Default Swap Contracts - Unrealized Appreciation	$—	$31,553	$—	$31,553
	Credit Default Swap Contracts - Unrealized Depreciation	—	(388,106)	—	(388,106)
	Long Futures Contracts - Unrealized Appreciation	512,558	—	—	512,558
	Short Futures Contracts - Unrealized Depreciation	(200,349)	—	—	(200,349)
	Written Options - Unrealized Depreciation	(219)	—	—	(219)

	Total Other Financial Instruments	$311,990	$(356,553)	$—	$(44,563)

Affiliate Table

	Number of Shares Held at 12/31/18	Value At 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	41,181,071	$41,181,071	$55,430,546	$44,434,086	$—	$—	52,177,531	$52,177,531	$266,334

Notes to Schedule of Investments	March 31, 2019 (Unaudited)

Security Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•

Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•

Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation, the agreements will be fair valued.

•

Options on futures are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options on futures are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with the valuation policy and procedures approved by the Boards.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Boards.

The Fund values their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019 is disclosed in the Fund’s Schedule of Investments.

Futures Contracts

The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

For the period ended March 31, 2019, the Fund entered into futures contracts to manage exposure to interest rates.

Options on Futures Contracts

The Fund may purchase and write options, including options on futures contracts, subject to certain limitations. Writing puts and buying calls tend to increase the Fund’s exposure to the underlying instrument while buying puts and writing calls tend to decrease a Fund’s exposure to the underlying instrument. The Fund will not enter into a transaction involving options for speculative purposes. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts.

When the Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying instrument or the cost basis of the securities purchased is adjusted by the original premium received or paid. In return for a premium paid, call and put options on futures contracts give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price.

For the period ended March 31, 2019, the Fund purchased and wrote options in order to manage exposure to interest rates.

Credit Default Swaps

During the period ended March 31, 2019, the Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation.

As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Interest Rate Swaps

Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.

During the period ended March 31, 2019, the Fund entered into interest rate swaps in order to manage exposure to interest rates.

To-Be-Announced Transactions

The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.

The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.

Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.

Delayed Delivery and When-Issued Securities

During the period ended March 31, 2019, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.

The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

Income Taxes

At March 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

	Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
Elfun Income Fund	$279,048,670	$3,969,328	$1,293,650	$2,675,678